STAFF COSTS - Long-Term Incentive Plan - RSUs granted in 2019 (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 kr / shares	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 EquityInstruments	Dec. 31, 2017 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU LTIP grant		1,001,100	944,468
Long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU LTIP grant		1,001,100	907,300	866,600
Long term incentive plan | Jacob Meldgaard
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU LTIP grant		766,035
Exercise price per share | kr / shares	kr 53.7
RSU grant value assuming 100% vesting | $		$ 0.9